Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-In Capital CNY (¥)	Additional Paid-In Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Total Chindata Group Holdings Limited Shareholders' Equity CNY (¥)	Total Chindata Group Holdings Limited Shareholders' Equity USD ($)	Non-Controlling Interests CNY (¥)
Beginning Balance at Dec. 31, 2018		¥ 675,891		¥ 8		¥ 798,559				¥ 18,044		¥ (140,720)		¥ 675,891
Beginning balance, shares at Dec. 31, 2018 | shares				168,092,123	168,092,123
Net (loss) income		(169,701)										(174,443)		(174,443)		¥ 4,742
Issuance of ordinary shares		2,345,270		¥ 23		2,345,247								2,345,270
Issuance of ordinary shares, shares | shares				370,288,533	370,288,533
Capital contribution from non-controlling interests of a subsidiary	[1]	300,000														300,000
Purchase of non-controlling interests	[1]			¥ 3		304,739								304,742		¥ (304,742)
Purchase of non-controlling interests, shares | shares	[1]			28,335,824	28,335,824
Share-based compensation (Note 13)		63,746				63,746								63,746
Appropriation of statutory reserves								¥ 13,908				(13,908)
Other comprehensive income (loss)		21,967								21,967				21,967
Ending Balance at Dec. 31, 2019		3,237,173		¥ 34		3,512,291		13,908		40,011		(329,071)		3,237,173
Ending balance, shares at Dec. 31, 2019 | shares				566,716,480	566,716,480
Net (loss) income		(283,345)										(283,345)		(283,345)
Issuance of ordinary shares		1,769,645		¥ 4		1,769,641								1,769,645
Issuance of ordinary shares, shares | shares				46,075,737	46,075,737
Share issuance upon the initial public offering ("IPO") and concurrent private placements, net of issuance costs, shares		4,858,617		¥ 8		4,858,609								4,858,617
Share issuance upon the initial public offering ("IPO") and concurrent private placements, net of issuance costs, shares | shares				112,000,000	112,000,000
Share-based compensation (Note 13)		369,975				369,975								369,975
Appropriation of statutory reserves								68,884				(68,884)
Other comprehensive income (loss)		(212,597)								(212,597)				(212,597)
Ending Balance at Dec. 31, 2020		9,739,468		¥ 46		10,510,516		82,792		(172,586)		(681,300)		9,739,468
Ending Balance (Accounting Standards Update 2016-13) at Dec. 31, 2020		8,323										8,323		8,323
Ending balance, shares at Dec. 31, 2020 | shares				724,792,217	724,792,217
Net (loss) income		316,420	$ 49,653									316,420		316,420
Share-based compensation (Note 13)		119,047				119,047								119,047
Exercise of share options		16,765				16,765								16,765
Exercise of share options, shares | shares				2,085,515	2,085,515
Appropriation of statutory reserves								106,908				(106,908)
Other comprehensive income (loss)		(85,391)								(85,391)				(85,391)
Ending Balance at Dec. 31, 2021		¥ 10,114,632	$ 1,587,206	¥ 46	$ 7	¥ 10,646,328	$ 1,670,641	¥ 189,700	$ 29,768	¥ (257,977)	$ (40,482)	¥ (463,465)	$ (72,728)	¥ 10,114,632	$ 1,587,206
Ending balance, shares at Dec. 31, 2021 | shares				726,877,732	726,877,732

[1]	On March 14, 2019, the non-controlling interests made a pro-rata contribution to a subsidiary of the Group. In July 2019, the Company subsequently repurchased this outstanding non-controlling interests through the issuance of ordinary shares amounting to US$44,118. The acquisition of the non-controlling interests by the Company was accounted for as an equity transaction. The difference between the consideration transferred and the carrying amount of the non-controlling interests is recognized as an adjustment to additional paid-in capital.